[LETTERHEAD OF DECHERT LLP]

February 26, 2010

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention:	Larry Greene, Division of Investment Management
Mail Stop 0505

Re:	Alternative Investment Partners Absolute Return Fund II P (“Feeder Fund”)
File Numbers 811-22193 & 333-149943

Alternative Investment Partners Absolute Return Fund II A (“Master Fund”)
File Numbers 811-22192 & 333-149942
(each a “Fund,” and collectively, the “Funds”)

Dear Mr. Greene:

On behalf of each Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 3 to each Fund’s Registration Statement on Form N-2 (each, an “Amendment”).

Each Amendment is being filed to update each Fund’s financial statements and certain other non-material information. The most recent Post-Effective Amendments to the Funds’ Registration Statements were declared effective in April 2009, but the Funds have yet to commence operations. Each Fund’s Registration Statement has been subject to review and comment by the Commission staff each of the last two years.

Accordingly, we believe that each Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of each Amendment limited to those disclosure items that have changed since the filing of Post-Effective Amendment No. 2 to each Fund’s Registration Statement on Form N-2 filed on April 27, 2009. Selective review would serve to expedite the review process for each Fund as well as use the staff’s time more effectively. Pursuant to the requirements of IC-13768, each Fund will file a copy of this letter with its respective Amendment.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz